Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Noncurrent Receivables [line items]
Promissory note	$ 27,990	$ 24,867
Long-term prepaid expenses	13,485	14,634
Deposits	1,007	1,024
Other receivables	135	3,681
Total	46,992	44,331
Derivatives
Noncurrent Receivables [line items]
Derivatives	$ 4,375	$ 125